ASPIRATION FUNDS
4551 Glencoe Avenue
Marina Del Rey, CA 90292
(800) 683-8529

February 3, 2022

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Aspiration Redwood Fund a series of the Aspiration Funds File Nos. 333-192991 and 811-22922

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above funds do not differ from those contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on January 28, 2022.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary